Investments in Associates and other Companies (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of associates [line items]
Carrying value		$ 10,177	$ 32,003		$ 27,585		$ 23,780
Profit and loss		$ 1,146	$ 1,325		$ 1,144
Redbanc S.A. [Member]
Disclosure of associates [line items]
Ownership interest	[1]		33.43%		33.43%
Carrying value	[1]		$ 2,822		$ 2,537
Profit and loss	[1]
Transbank S.A. [Member]
Disclosure of associates [line items]
Ownership interest	[1]		25.00%		25.00%
Carrying value	[1]				$ 14,534
Profit and loss	[1]
Centro de Compensacion Automatizado S.A. [Member]
Disclosure of associates [line items]
Ownership interest		33.33%	33.33%		33.33%
Carrying value			$ 1,894		$ 1,589
Profit and loss		$ 293	$ 305		$ 236
Sociedad Interbancaria de Deposito de Valores S.A. [Member]
Disclosure of associates [line items]
Ownership interest		29.29%	29.29%		29.29%
Carrying value			$ 1,233		$ 1,087
Profit and loss		$ 252	$ 223		$ 235
Camara de Compensacion de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Ownership interest	[2]	15.00%	15.00%		15.00%
Carrying value	[2]		$ 945		$ 909
Profit and loss	[2]	$ 29	$ 58		$ 66
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of associates [line items]
Ownership interest		20.00%	20.00%		20.00%
Carrying value			$ 3,680		$ 3,098
Profit and loss		$ 390	$ 582		$ 317
Sociedad Nexus S.A. [Member]
Disclosure of associates [line items]
Ownership interest	[1]		12.90%		12.90%
Carrying value	[1]		$ 2,279		$ 1,911
Profit and loss	[1]
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Ownership interest		12.07%	12.48%	[3],[4]	12.48%	[3],[4]
Carrying value	[3],[4]		$ 1,491		$ 1,489
Profit and loss		$ 60	57	[3],[4]	115	[2],[3],[4]
Bladex [Member]
Disclosure of associates [line items]
Carrying value					136
Profit and loss		13	19		25
Stock Exchanges [Member]
Disclosure of associates [line items]
Carrying value					287
Profit and loss		109	148		150
Others [Member]
Disclosure of associates [line items]
Carrying value			8		8
Profit and loss			(67)
Associated Companies [Member]
Disclosure of associates [line items]
Carrying value			10,169		27,154
Profit and loss		$ 1,024	$ 1,225		$ 969

[1]	The Bank has entered into a process of selling the shares in Redbanc S.A., Transbank S.A. and Nexus SA, therefore, the treatment established in IFRS 5 "Non-current assets held for sale and discontinued operations" has been applied, on the participation of said companies, which is described in Note 1 u) and Note 39.
[2]	In February 2017, Banco Paris sold to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA", the Banks share increased to 15.00%.
[3]	During 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA" and "Market infrastructure services OTC S,A". the Bank's share in those companies increased to 14.93% and 12.07% respectively.
[4]	During 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA'' and "Servicios de Infraestructura de Mercado OTC S,A", the Banks share in those companies increased to 14.84% and 11.93% respectively.